Income Taxes (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of effective tax rate differed from the U.S. federal statutory rate
Federal tax benefit at statutory rate	(34.00%)	(34.00%)	(34.00%)	(34.00%)
Permanent differences	21.00%	22.10%	(6.70%)	22.10%
State tax benefit, net of Federal benefits	(2.25%)	(1.20%)	0.80%	(1.20%)
Other			0.30%
Effect of foreign income taxed in rates other than the U. S. Federal statutory rate			2.80%
Net changes in valuation allowance		13.10%	(29.50%)	13.10%
Foreign tax credits			(2.80%)
Tax benefit	(15.25%)		(69.10%)